Prepayments and other current assets (Details) ¥ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Deposits paid	$ 243,000		$ 838,000
Prepayments	104,000		168,000
Other receivables	222,000		250,000
Other tax recoverable	3,000		258,000
Prepayments and other current assets	572,000		1,514,000
ZHEJIANG TIANLAN
Prepayments | ¥		¥ 22,717		¥ 16,632
Prepayments and other current assets | ¥		33,498		28,387
Deposits paid for bidding projects and temporary payments | ¥		7,030		10,448
Other current assets | ¥		¥ 3,751		¥ 1,307
ZHEJIANG TIANLAN
Other receivables	$ 13,988,000		$ 10,448,000